Related Parties	12 Months Ended
Dec. 31, 2017
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Related Parties
34.	RELATED PARTIES

TRANSACTIONS WITH DIRECTORS AND EXECUTIVE BOARD MANAGEMENT MEMBERS (KEY MANAGEMENT PERSONNEL)

In addition to short-term employee benefits (primarily salaries) AB InBev’s executive board management members are entitled to post-employment benefits. In particular, members of the executive board of management participate in the pension plan of their respective country – see also Note 25 Employee Benefits. Finally, key management personnel are eligible for the company’s share option; restricted stock and/or share swap program (refer Note 26 Share-based Payments). Total directors and executive board management compensation included in the income statement can be detailed as follows:

	2017		2016		2015
Million US dollar	Directors	Executive board management	Directors	Executive board management	Directors	Executive board management
Short-term employee benefits	2	28	2	18	3	25
Post employment benefits	—	1	—	—	—	2
Share-based payments	3	68	3	64	2	65

	5	97	5	82	5	91

Directors’ compensation consists mainly of directors’ fees.

During 2017, AB InBev entered into the following transactions:

•	The acquisition, through Grupo Modelo and its subsidiaries, of information technology and infrastructure services for a consideration of approximately 0.8m US dollar from a company in which one of the company’s Board Member had significant influence as of 31 December 2017.

•	The acquisition, mainly through its subsidiary Bavaria S.A., of transportation services, lease agreements and advertising services for an aggregated consideration of 5.4m US dollar from companies in which one of the company’s Board Member had a significant influence as of 31 December 2017. The outstanding balance of these transactions as of 31 December 2017 amounts to 1.1m US dollar.

With the exception of the abovementioned transactions, key management personnel were not engaged in any transactions with AB InBev and did not have any significant outstanding balances with the company.

JOINTLY CONTROLLED ENTITIES

Significant interests in joint ventures include three entities in Brazil, one in Mexico and two in Canada. None of these joint ventures are material to the company. Aggregate amounts of AB InBev’s interest are as follows:

Million US dollar	2017	2016	2015
Non-current assets	12	11	2
Current assets	5	5	5
Non-current liabilities	11	9	2
Current liabilities	6	6	5
Result from operations	(3)	(6)	(1)
Profit attributable to equity holders of AB InBev	(3)	(7)	—

TRANSACTIONS WITH ASSOCIATES

Significant interests in associates are shown in note 16 Investments in associates. AB InBev’s transactions with associates were as follows:

Million US dollar	2017	2016	2015
Gross profit	91	(47)	(77)
Current assets	73	(8)	2
Current liabilities	20	20	25

TRANSACTIONS WITH PENSION PLANS

AB InBev’s transactions with pension plans mainly comprise 12m US dollar other income from pension plans in US.